Financial Instruments (Tables)	12 Months Ended
Apr. 30, 2022
Liquidity risk [member]
Summary of Obligations Due

Obligations due within twelve months of April 30,	2022	2022	2024	2025 and beyond
Trade and other payables	$3,126	$—	$—	$—
Reclamation and closure obligations	$—	$—	$—	$3,011
Leases Liability	$497	$230	$135	$6